CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Series A Preferred Stock [Member] Preferred stock issued for services USD ($)	Series A Preferred Stock [Member] USD ($)	Series G Preferred Stock [Member] Preferred stock issued for services USD ($)	Series G Preferred Stock [Member] USD ($)	Series I Preferred Stock [Member] Preferred stock issued for services	Series I Preferred Stock [Member] USD ($)	Common Stock [Member] USD ($)	Additional Paid-in Capital [Member] Settlement of Derivative Liability, Gold [Member] USD ($)	Additional Paid-in Capital [Member] Settlement of Derivative Liability, Convertible Debt [Member] USD ($)	Additional Paid-in Capital [Member] Preferred stock issued for services USD ($)	Additional Paid-in Capital [Member] USD ($)	Stock Payable USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)	Settlement of Derivative Liability, Gold [Member] USD ($)	Settlement of Derivative Liability, Convertible Debt [Member] USD ($)	Preferred stock issued for services USD ($)	Total USD ($)
Balance at Dec. 31, 2003		$ 0		$ 0		$ 0	$ 0				$ 0	$ 0	$ 0	$ 0				$ 0
Balance (in Shares) at Dec. 31, 2003		0		0		0	0
Founder's Shares issued		1,200					320				(1,520)
Founder's Shares issued (in Shares)		1,200,000					320,000
Shares issued for merger		1,200					320				(1,520)
Shares issued for merger (in Shares)		1,200,000					320,000
Stock issued for cash							200				4,800							5,000
Stock issued for cash (in Shares)							200,000
Net loss													(95,587)					(95,587)
Balance at Dec. 31, 2004		2,400		0		0	840				1,760	0	(95,587)	0				(90,587)
Balance (in Shares) at Dec. 31, 2004		2,400,000		0		0	840,000
Stock issued to convert debt							12				180,213							180,225
Stock issued to convert debt (in Shares)							12,127
Stock issued for services							121				2,586,046							2,586,167
Stock issued for services (in Shares)							121,491
Stock issued for cash							103				517,597							517,700
Stock issued for cash (in Shares)							102,643
Net loss													(1,816,896)					(1,816,896)
Balance at Dec. 31, 2005		2,400		0		0	1,076				3,285,616	0	(1,912,483)	0				1,376,609
Balance (in Shares) at Dec. 31, 2005		2,400,000		0		0	1,076,261
Stock issued to convert debt							1,202				2,206,398							2,207,600
Stock issued to convert debt (in Shares)							1,202,000
Stock issued for services							1,309				1,543,191							1,544,500
Stock issued for services (in Shares)							1,309,000
Expenses paid by shareholder											164,371							164,371
Net loss													(5,504,237)					(5,504,237)
Balance at Dec. 31, 2006		2,400		0		0	3,587				7,199,576	0	(7,416,720)	0				(211,157)
Balance (in Shares) at Dec. 31, 2006		2,400,000		0		0	3,587,261
Beneficial Conversion Features on notes payable											62,000							62,000
Stock issued to convert debt							1,350				120,150							121,500
Stock issued to convert debt (in Shares)							1,350,000
Stock issued for services							10,575			101,000	959,425						101,000	970,000
Stock issued for services (in Shares)					100		10,575,000
Common Stock issued for conversion of preferred shares		(2,400)					1,200				1,200
Common Stock issued for conversion of preferred shares (in Shares)		(2,400,000)					1,200,000
Shares cancelled and retired							(200)				(1,800)							(2,000)
Shares cancelled and retired (in Shares)							(200,000)
Common Stock issued as interest on loan							10				1,490							1,500
Common Stock issued as interest on loan (in Shares)							10,000
Expenses paid by shareholder											70,623							70,623
Net loss													(1,490,871)					(1,490,871)
Balance at Dec. 31, 2007		2,400		0		0	16,522				8,513,664	0	(8,907,591)	0				(377,405)
Balance (in Shares) at Dec. 31, 2007		0		0		100	16,522,261
Rounding of shares due to stock split (in Shares)							26
Stock issued for services							5,500				224,500							230,000
Stock issued for services (in Shares)							5,500,000
Expenses paid by shareholder											10,000							10,000
Mark to market AFS securities														22,780				22,780
Stock issued for cash							2,275				7,725							10,000
Stock issued for cash (in Shares)							2,275,000
Net loss													(328,478)					(328,478)
Balance at Dec. 31, 2008		0		0		0	24,297				8,755,889	0	(9,236,069)	22,780				(433,103)
Balance (in Shares) at Dec. 31, 2008		0		0		100	24,297,287
Stock issued for services	4,000		100				2,500			249,685	27,250						253,785	29,750
Stock issued for services (in Shares)	4,000,000		100,000				2,500,000
Mark to market AFS securities														(22,780)				(22,780)
Stock issued for commitment fee on equity offering (in Shares)											(115,310)	115,310
Stock issued for cash							21,800				151,200							173,000
Stock issued for cash (in Shares)							21,800,000
Stock issued for deferred compensation							10,000				177,500							187,500
Stock issued for deferred compensation (in Shares)							10,000,000
Net loss													(786,979)					(786,979)
Balance at Dec. 31, 2009		4,000		100		0	58,597				9,246,214	115,310	(10,023,048)	22,780				(598,827)
Balance (in Shares) at Dec. 31, 2009		4,000,000		100,000		100	58,597,287
Beneficial Conversion Features on notes payable											107,406							107,406
Common Stock issued for Ruby Mine Purchase Option							10,000				140,000							150,000
Common Stock issued for Ruby Mine Purchase Option (in Shares)							10,000,000
Warrants issued											149,896							149,896
Stock issued for commitment fee on equity offering (in Shares)							6,589				108,721	(115,310)
Stock issued for commitment fee on equity offering (in Shares)							6,589,147
Stock issued for cash							5,000				45,000							50,000
Stock issued for cash (in Shares)							5,000,000
Net loss													(287,345)					(287,345)
Balance at Dec. 31, 2010		4,000		100		0	80,186				9,797,237	0	(10,310,393)	0				(428,870)
Balance (in Shares) at Dec. 31, 2010		4,000,000		100,000		100	80,186,434
Beneficial Conversion Features on notes payable											70,568							70,568
Term Extension of Ruby warrants											2,519							2,519
Warrants issued											219,940							219,940
Stock payable for warrant exercise												25,000						25,000
Excess cash received compared to redeemable amount for stock											974							974
Interest on redeemable common stock											(247)							(247)
Stock issued to convert debt							4,459				169,393							173,852
Stock issued to convert debt (in Shares)							4,459,092
Stock issued for services							43				2,957							3,000
Stock issued for services (in Shares)							42,857
Common Stock issued for settlement of services							550				61,545							62,095
Common Stock issued for settlement of services (in Shares)							550,000
Founder's Shares issued (in Shares)																		880,982
Stock issued for cash							9,434				758,566							768,000
Stock issued for cash (in Shares)							9,433,985
Stock issued for deferred compensation							2,000				178,000							180,000
Stock issued for deferred compensation (in Shares)							2,000,000
Stock issued for services							111				9,889							10,000
Stock issued for services, shares							111,112
Net loss													(1,045,749)					(1,045,749)
Balance at Dec. 31, 2011		4,000		100		0	96,783				11,271,341	25,000	(11,356,142)	0				41,082
Balance (in Shares) at Dec. 31, 2011		4,000,000		100,000		100	96,783,480
Beneficial Conversion Features on notes payable											321,002							321,002
Warrants issued for modification of payment terms on mortgage payable											175,047							175,047
Accretion of discount on redeemable common stock											(29,516)							(29,516)
Excess cash received compared to redeemable amount for stock																		0
Interest on redeemable common stock											(22,701)							(22,701)
Stock issued for services							117				10,543							10,660
Stock issued for services (in Shares)							116,650
Common Stock issued for deferred financing costs							85				5,525							5,610
Common Stock issued for deferred financing costs (in Shares)							85,000
Common Stock issued for stock payable							500				24,500	(25,000)						25,000
Common Stock issued for stock payable (in Shares)							500,000
Common Stock issued for conversion of preferred shares																		0
Shares cancelled and retired				(100)							100
Shares cancelled and retired (in Shares)				(100,000)
Mark to market AFS securities														(12,500)				(12,500)
Settlement of Derivative Liability											49,795							49,795
Founder's Shares issued (in Shares)																		3,636,619
Net loss													(2,119,706)					(2,119,706)
Balance at Dec. 31, 2012		4,000		0		0	97,485				11,805,636	0	(13,475,848)	(12,500)				(1,581,227)
Balance (in Shares) at Dec. 31, 2012		4,000,000		0		100	97,485,130											97,485,130
Warrants issued for modification of payment terms on mortgage payable																		0
Accretion of discount on redeemable common stock											(52,346)							(52,346)
Excess cash received compared to redeemable amount for stock																		0
Interest on redeemable common stock											(50,922)							(50,922)
Stock issued to convert debt							11,230				272,691							283,921
Stock issued to convert debt (in Shares)							11,229,545
Stock issued for services							192				9,071							9,263
Stock issued for services (in Shares)							191,724
Common Stock issued for deferred financing costs							149				6,332							6,481
Common Stock issued for deferred financing costs (in Shares)							148,750
Common Stock issued for stock payable																		0
Common Stock issued for conversion of preferred shares																		283,920
Mark to market AFS securities														9,950				9,950
Settlement of Derivative Liability											256,472							256,472
Loss on Equity Modification											85,399							85,399
Founder's Shares issued (in Shares)																		5,699,885
Stock issued for cash							13,564				445,736							459,300
Stock issued for cash (in Shares)							13,564,152
Stock issued for deferred compensation							5,000				175,000							180,000
Stock issued for deferred compensation (in Shares)							5,000,000
Stock issued for services							278				9,722							10,000
Stock issued for services, shares							277,778
Net loss													(2,059,305)					(2,059,305)
Balance at Dec. 31, 2013		4,000		0		0	127,898				12,962,791	0	(15,535,153)	(2,550)				(2,443,014)
Balance (in Shares) at Dec. 31, 2013		4,000,000		0		100	127,897,079											127,897,079
Warrants issued for modification of payment terms on mortgage payable																		0
Accretion of discount on redeemable common stock																		0
Excess cash received compared to redeemable amount for stock																		0
Interest on redeemable common stock											(14,644)							(14,644)
Stock issued to convert debt							2,515				47,693							50,208
Stock issued to convert debt (in Shares)							2,515,280
Stock issued for services							100				2,600							2,700
Stock issued for services (in Shares)							100,000
Common Stock issued for deferred financing costs												12,800						12,800
Common Stock issued for stock payable																		0
Common Stock issued for conversion of preferred shares																		50,208
Mark to market AFS securities																		0
Settlement of Derivative Liability								1,667	36,033						1,667	36,033
Stock issued for cash							11,802				289,698							301,500
Stock issued for cash (in Shares)							11,801,616
Net loss													(412,343)					(412,343)
Balance at Mar. 31, 2014		$ 4,000		$ 0		$ 0	$ 142,315				$ 13,325,838	$ 12,800	$ (15,947,496)	$ (2,550)				$ (2,465,093)
Balance (in Shares) at Mar. 31, 2014		4,000,000		0		100	142,313,975											142,313,975